INVESTMENT PROPERTIES - Investment Properties Measured at Fair Value (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Disclosure of fair value measurement of assets [line items]
Total assets	$ 98,885	$ 102,591
Level 1
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Level 2
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Level 3 | Commercial properties
Disclosure of fair value measurement of assets [line items]
Total assets	56,335	60,093
Level 3 | Commercial developments
Disclosure of fair value measurement of assets [line items]
Total assets	2,316	1,985
Office | Level 1
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Office | Level 2
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Office | Level 3 | Commercial properties
Disclosure of fair value measurement of assets [line items]
Total assets	18,341	18,360
Office | Level 3 | Commercial developments
Disclosure of fair value measurement of assets [line items]
Total assets	1,417	1,230
Retail | Level 1
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Retail | Level 2
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Retail | Level 3 | Commercial properties
Disclosure of fair value measurement of assets [line items]
Total assets	18,945	18,939
Retail | Level 3 | Commercial developments
Disclosure of fair value measurement of assets [line items]
Total assets	87	78
LP Investments | Level 1
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
LP Investments | Level 2
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
LP Investments | Level 3 | Commercial properties
Disclosure of fair value measurement of assets [line items]
Total assets	19,049	22,794
LP Investments | Level 3 | Commercial developments
Disclosure of fair value measurement of assets [line items]
Total assets	$ 812	$ 677